SEGMENT INFORMATION - Segments adjusted EBITDA (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of operating segments [abstract]
Profit / (loss) before tax from continuing operations	$ 908	$ (82)	[1],[2]	$ 1,044	[1],[2]
Depreciation	1,545	1,432	[2]	1,512	[2]
Amortization	308	310	[2]	333	[2]
Impairment (loss) / reversal	20	784	[2]	108	[2]
(Gain) / loss on disposal of non-current assets	17	36	[2]	44	[2]
Gain / (loss) on disposal of subsidiaries	(101)	78	[2]	(1)	[2]
Finance costs	690	673	[2]	876	[2]
Finance income	(16)	(23)	[2]	(52)	[2]
Other non-operating (gain) / loss	(34)	(111)	[2]	(21)	[2]
Net foreign exchange (gain) / loss	(4)	54	[1],[2]	18	[1],[2]
Total Adjusted EBITDA	$ 3,333	$ 3,151		$ 3,861

[1]	* Prior year comparatives for the years ended December 31, 2020 and 2019 are adjusted following the classification of Algeria as a discontinued operation (see note 10)
[2]	*Prior year comparatives for the years ended December 31, 2020 and 2019 are adjusted following the classification of Algeria as a discontinued operation (see Note 10)